Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Tax Status [Line Items]
Federal Income Tax Status	FEDERAL INCOME TAX STATUS
The IRS has determined and informed the Company by letter dated June 23, 2020 that the Plan and related trust are designed in accordance with applicable sections of the Code. The Company and the Committee believe that the Plan was designed and was being operated in compliance with the applicable requirements of the Code and the Plan and related trust continued to be tax-exempt. Therefore, no provision for income taxes is included in the Plan’s financial statements.